Employment and Compensation Arrangements - Assumptions (Details)		12 Months Ended
	May 13, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employment and Compensation Arrangements
Vesting period	3 years	5 years
Expected volatility - Minimum		25.32%	34.05%	19.52%
Expected volatility - Maximum		35.34%	39.43%	20.26%
Weighted-average expected volatility		31.15%	34.79%	19.87%
Weighted-average risk-free interest rate		0.37%	0.14%	2.43%
Expected life (in years)		1 year 11 months 12 days	1 year	7 years 3 months 18 days
Maximum
Employment and Compensation Arrangements
Contractual term		10 years
Minimum
Employment and Compensation Arrangements
Contractual term		1 year